Accounts Receivable - Summary of Provision for Losses on Uncollectable Accounts Receivable for Credit Loss Exposure (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Receivables [Abstract]
Balance at beginning of period	$ 14,299	$ 14,325	$ 30,391
Charged to costs and expenses	3,229		89
Write-offs	(306)	(26)	(16,155)
Balance at end of period	$ 17,222	$ 14,299	$ 14,325